Operating Leases	12 Months Ended
Apr. 30, 2026
Operating Leases [Abstract]
Operating leases

Note 11 – Operating leases

The Company and its subsidiaries are parties to operating lease arrangements for office and data-center space. None of the amounts disclosed below for these leases contain variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. Where a lease does not provide an implicit discount rate, the Company uses an incremental borrowing rate based on the information available at the commencement or acquisition date in determining the present value of lease payments.

At the January 20, 2026 Acquisition Date, the acquired PML subgroup had operating lease right-of-use assets with a consolidated carrying amount of JPY48,151,086 (USD 307,360) and operating lease liabilities of JPY48,149,089 (USD 307,348), consisting of JPY20,116,236 (USD 128,407) current and JPY28,032,853.

As of April 30, 2026, consolidated operating lease right-of-use assets were JPY55,620,856 (USD355,042), and operating lease liabilities were JPY54,862,622 (USD350,202), consisting of JPY28,143,016 (USD 179,644) current and JPY26,719,606 (USD 170,558) non-current.

As of April 30, 2025, the Company had operating lease liabilities in the amount of JPY2,775,741 and the corresponding operating lease right-of-use assets of JPY3,471,991.

Rent and operating lease expenses of the parent company for the year ended April 30, 2024, 2025 and 2026 were JPY8,355,000, JPY8,355,000 and JPY8,355,000 (USD53,332), respectively. Following the Acquisition, the consolidated group also includes the PML Cyprus office lease and the Perpetual IT GmbH Equinix data-center lease.

Lease commitments

The Company’s maturity analysis of operating lease liabilities as of April 30, 2026 is as follows:

	Operating Leases
	JPY	USD
2027	29,279,335	186,897
2028	21,369,048	136,404
2029	9,473,051	60,469
Total lease payments	60,121,434	383,770
Less imputed interest	(5,258,812)	(33,568)
Present value of operating lease liabilities	54,862,622	350,202
Less: current obligation	(28,143,016)	(179,644)
Long-term obligation as of April 30, 2026	26,719,606	170,558

Supplemental disclosure related to operating leases were as follows:

	For the year ended April 30, 2026
	JPY	USD
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	9,686,243	61,830
Weighted average remaining lease term of operating leases	2.22 years
Weighted average discount rate of operating leases	7.38%